Prepaid Expenses and Prepaid Subscriber Travel (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses
Total	$ 158,852	$ 509,248
Inspirato LLC
Prepaid Subscriber Travel	17,183,000	11,804,000
Prepaid expenses
Property operations	5,136,000	2,797,000
Software	2,979,000	2,185,000
Rent	1,094,000	633,000
Operating supplies	1,372,000	243,000
Insurance	520,000	253,000
Total	$ 11,101,000	$ 6,111,000